10. Segment Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015		Dec. 31, 2014
Revenue
Revenue	$ 7,136,626	$ 9,534,247	$ 29,358,429		$ 20,175,488
Income (loss) from Operations before Overhead	(2,942,525)	(246,324)	(5,908,245)		(1,126,641)
Allocated Corporate Overhead	1,430,905	2,488,457	7,354,420		6,414,147
Loss from Operations	(4,373,430)	(2,734,781)	(13,262,665)		(7,540,788)
Assets	35,631,305	48,382,689	30,588,804		11,864,640
Cyber Solutions
Revenue
Revenue	680,820	428,588	2,975,583		4,076,050
Income (loss) from Operations before Overhead	(2,575,588)	(1,002,969)	(4,446,716)		(106,312)
Allocated Corporate Overhead	136,505	779,455	2,034,785		1,529,255
Loss from Operations	(2,712,093)	(1,782,424)	(6,481,501)		(1,635,567)
Assets	5,665,950	3,644,702	5,054,281		3,392,939
Energy Solutions [Member]
Revenue
Revenue	204,992	522,930	1,794,643		3,134,518
Income (loss) from Operations before Overhead	(235,007)	(280,018)	(784,732)		(2,352,884)
Allocated Corporate Overhead	41,101	152,325	599,732		1,686,248
Loss from Operations	(276,108)	(432,343)	(1,384,464)		(4,039,132)
Assets	1,555,581	2,583,132	2,003,822		2,543,370
IPSA Business Advisory Solutions [Member]
Revenue
Revenue	6,250,814	8,582,729	24,588,203	[1]	12,964,920	[1]
Income (loss) from Operations before Overhead	(131,930)	1,036,663	(676,777)	[1]	1,332,555	[1]
Allocated Corporate Overhead	1,253,299	1,556,677	4,719,903	[1]	3,198,644	[1]
Loss from Operations	(1,385,229)	(520,014)	(5,396,680)	[1]	(1,866,089)	[1]
Assets	$ 28,409,774	$ 42,154,855	$ 23,530,701	[1]	$ 5,928,331	[1]

[1]	The Company acquired IPSA International, Inc. on February 9, 2015 and this business is included in the Business Advisory Solutions segment as of the acquisition date.